First Trust Nasdaq Artificial Intelligence and Robotics ETF Investment Strategy - First Trust Nasdaq Artificial Intelligence and Robotics ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned, calculated and maintained by Nasdaq, Inc. (the “Index Provider”). Nasdaq, Inc. and the Consumer Technology Association (“CTA”) have jointly developed the eligibility and selection criteria and rules for the Index. The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to measure the performance of companies engaged in the artificial intelligence (“AI”) and robotics segment of the technology, industrial, medical and other economic sectors. The Fund may invest in depositary receipts, U.S. dollar denominated and non-U.S. dollar denominated securities and securities issued by companies operating in emerging markets. The Index Provider classifies a country as “emerging” based on a number of criteria including, but not limited to, gross national income per capita, national market capitalization and national trading volume. Emerging market countries are generally characterized by lower market efficiency and less strict standards in accounting and securities regulation than developed markets. The Index Provider classifies companies as operating in a country primarily by their country of incorporation, domicile and primary exchange listing. According to the Index Provider, the Index includes companies in AI or robotics that are classified as one of the following three groups: ●Engagers: companies that design, create, integrate, or deliver robotics and/or AI in the form of products, software, or systems; ●Enablers: companies that develop the building block components for robotics or AI, such as advanced machinery, autonomous systems/self-driving vehicles, semiconductors and databases used for machine learning; and ●Enhancers: companies that provide their own value-added services within the AI and robotics ecosystem, but which are not core to their product or service offering. According to the Index Provider, securities are selected for inclusion in the Index in the following manner: 1.the starting universe consists of companies listed on an Index-eligible global stock exchange (a global exchange will be deemed ineligible if securities cannot be readily obtained either due to foreign investment restrictions or otherwise) classified by CTA as an AI or robotics company; 2.companies that do not meet minimum size, float and liquidity requirements are excluded; 3.securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility; 4.each remaining company is ranked by its CTA AI Intensity Ratings, which capture the perceived degree of a company’s AI sector involvement within one of the three categories: Enabler, Engager and Enhancer; 5.the Index then selects the top 30 companies within each category, including ties, based on their CTA AI Intensity Ratings; 6.the index divides the overall portfolio weight between the three categories as follows: i.Engagers: 60%; ii.Enablers: 25%; iii.Enhancers: 15%; 7.companies are equally weighted within their respective categories. The Index is rebalanced quarterly and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. As of December 31, 2025, the Index was composed of 110 securities with market capitalizations ranging from $772.62 million to $4.53 trillion. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.